Prepaid Share Forward Agreement - Schedule of Fair Value of OET Derivative Liability Measure at Black-Scholes (Details)	Dec. 31, 2025	Dec. 31, 2024
Stock price [Member]
Schedule of Fair Value of OET Derivative Liability Measure at Black-Scholes [Line Items]
Fair value changes of OET derivative liability	1.4	9.63
Exercise price [Member]
Schedule of Fair Value of OET Derivative Liability Measure at Black-Scholes [Line Items]
Fair value changes of OET derivative liability	11.79	11.79
Risk-free rate [Member]
Schedule of Fair Value of OET Derivative Liability Measure at Black-Scholes [Line Items]
Fair value changes of OET derivative liability	3.48	4.16
Volatility [Member]
Schedule of Fair Value of OET Derivative Liability Measure at Black-Scholes [Line Items]
Fair value changes of OET derivative liability	75.93	30.17
Expected terms (years) [Member]
Schedule of Fair Value of OET Derivative Liability Measure at Black-Scholes [Line Items]
Fair value changes of OET derivative liability	1.04	1.08
Estimated weighted average Terminated Shares [Member]
Schedule of Fair Value of OET Derivative Liability Measure at Black-Scholes [Line Items]
Fair value changes of OET derivative liability	1,742,573	1,582,101